ORGANIZATION AND OPERATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND OPERATIONS

NOTE 1 – ORGANIZATION AND OPERATIONS

Founded in October 2018 and headquartered in Florida with remote employees and specialty contractors in London, New York and Latin America, MGO Global Inc. (“MGO,” “MGO Global,” the “Company,” “we,” “our” and “us”) has built a brand acceleration platform with a focus on the acquisition, optimization and monetization of consumer brands across multiple categories. Our mission is to provide customers with unmatched variety, quality and shopping experience, while adding considerable value for MGO’s shareholders.

Our accomplished leadership team encompasses decades of experience in building successful global lifestyle brands, including fashion design, marketing, technology, corporate finance and branding. We strive to continually push innovation and evolution of the consumer product cycle without compromising quality and design integrity. Through our end-to-end, scalable brand-building platform, backed by robust consumer behavioral data, we are engaged in nurturing digitally native brands that will thrive in the modern Direct to Consumer (“DTC”) economy.

We operate our business through three subsidiaries: Americana Liberty, LLC; MGO Digital LLC and MGOTeam1, LLC (“MGOTeam1”).

On July 18, 2024, the Company effected a reverse stock split on the Company’s common stock at a ratio of 1-for-10.

Stand Flagpoles/Americana Liberty, LLC

On March 13, 2023, we obtained a royalty-free, worldwide and exclusive license (the “License”) to the use of certain assets of Stand Co., LLC (“Stand”) for all purposes in exchange for payment of $1.00 by the Company. The license is in perpetuity. Licensed assets include all rights to all stock keeping units (“SKU”) of Stand sold under the names: “Roosevelt Premium 25 foot Telescoping Flag Pole Kit,” “20 Foot Telescoping Flag Pole Kit” and “LED Solar Flag Pole Light;” any intellectual property and other intangible property related to SKUs, including but not limited to all rights to the brand name Stand Flagpoles, domain and website www.standflagpoles.com, the Meta pages associated with Stand Flagpoles brand name (in Facebook and Instagram); all manufacturer, distributor and customer contracts and relationships for SKUs; marketing materials; any commercialization rights; domain and administrative access to Stand’s Shopify account, Facebook Assets & Accounts; all historical digital and non-digital assets; and customer database since inception.

In support of our flagpole business, we formed a wholly owned subsidiary, Americana Liberty, LLC (“Americana Liberty”), on March 13, 2023, which was created to advertise and sell the licensed line of Stand Flagpoles and other related products, along with an expanding line of patriotic-themed products to be developed and marketed to consumers under our new Americana Liberty brand.

In addition, on May 11, 2023, we executed a 12-month consulting agreement with Jason Harward, the owner of Stand Co. and nephew of our former Chief Marketing Officer of the Company. The consultant shall furnish the Company with business continuity and consulting services, substantially similar to the following: provide general advice and counsel regarding the establishment of systems and processes for direct-to-consumer (“DTC”) and e-commerce sales and operations; provide subject matter and product-level expertise in the area of flag-poles, flags, and related products; provide consultation regarding product sourcing and distribution; and assist with the establishment, operation, optimization, and maintenance of DTC and e-commerce platforms on behalf of the Company. Consultant was compensated for services through a combination of cash or immediately available funds and restricted stock units or shares of the Company’s stock as follows: (1) cash in the amount of $150,000, paid on September 30, 2023; (2) cash in the amount of $200,000, paid on January 10, 2024, upon satisfactory performance of the consultant’s obligations under the agreement; and (3) 15,000 restricted stock units of the Company issuable on May 11, 2023. The Company recorded $51,587 and $109,679 as stock-based compensation expense for the fair value of the restricted stock units awarded as of September 30, 2024 and December 31, 2023, respectively. The consulting agreement ended May 2024.

MGO Digital LLC

In November 2022, we formed MGO Digital LLC to leverage data analytics, advanced technology-enabled marketing and our leadership team’s industry relationships and expertise to identify, incubate and test market new proprietary brands and brand concepts.

The Messi Store/MGOTeam 1 LLC

MGOTeam1 designed, manufactured, licensed, distributed, advertised and sold a range of products under the soccer legend Lionel (“Leo”) Messi brand, Messi Brand. The Messi Brand is a premium lifestyle brand with a sporty edge and sold its products direct to consumers through the website www.themessistore.com.

In October 2018, the Company entered into a Trademark License Agreement with Leo Messi Management SL (“LMM”). LMM granted the Company a worldwide non-exclusive license in order to use Leo Messi’s trademarks with the purpose of developing, manufacturing, trading and promoting the Messi Brand products.

On November 20, 2021, the Company entered into a new Trademark License Agreement (“Messi License”) with LMM to have the worldwide license to use Leo Messi’s trademarks for the purpose of developing, manufacturing, marketing and promoting his products. The Company is to pay LMM a minimum guaranteed amount on account of royalties amounting to Four Million Euros (€4,000,000) over the four-year agreement, net of taxes with the last payment due on November 15, 2024.

On March 21, 2024, MGOTeam1 assigned the Messi License to Centric Brands, LLC (“Centric”), which paid MGOTeam1 $2,000,000 in cash and assumed the obligation to pay the minimum guaranteed amount due to LMM in 2024. The Company accounted for The Messi Store segment as discontinued operations. See Note 10.

Business Combination Agreement with Heidmar, Inc.

On June 18, 2024, MGO entered into a definitive Business Combination Agreement and Plan of Merger (the “Business Combination Agreement”) with Heidmar, Inc., (“HMI”), a company organized under the laws of the Republic of the Marshall Islands; Heidmar Maritime Holdings Corp., a company organized under the laws of the Republic of the Marshall Islands (“Holdings”); HMR Merger Sub Inc., a Delaware corporation and wholly-owned subsidiary of Holdings (“Merger Sub”); and Rhea Marine Ltd. and Maistros Shipinvest Corp (the “HMI Shareholders”). The Company, Merger Sub, Holdings, HMI and HMI Shareholders are sometimes referred to herein individually as a “Party” and, collectively, as the “Parties.”

Pursuant to the Business Combination Agreement, the Parties will effect a business combination involving the following transactions (collectively, the “Business Combination”):

(a)	Merger Sub will merge (the “Merger”) with and into the MGO, with MGO continuing as the surviving entity and a wholly owned subsidiary of Holdings;
(b)	all of the issued and outstanding shares of common stock of MGO (the “MGO Common Stock”) prior to the effective time of the Merger will be converted into the right to receive common shares of Holdings (the “Holdings Common Shares”) on a one-for-one basis;
(c)	immediately after the effective time of the Merger, the HMI Shareholders will transfer all the outstanding shares of common stock of HMI (the “HMI Shares”) to Holdings (the “HMI Share Acquisition”), with HMI becoming a wholly owned subsidiary of Holdings; and
(d)	Holdings shall issue to the HMI Shareholders (i) at the closing of the Business Combination (the “Closing”), a number of Holdings Common Shares equal to (x) the number of the Company’s outstanding shares of common stock on a fully diluted and as-converted basis immediately prior to the effective time of the Merger, times (y) 16.6667, divided by (z) the number of outstanding HMI Shares immediately prior to the HMI Share Acquisition and (ii) after the Closing and upon the satisfaction of certain earnout conditions set forth in the Business Combination Agreement, additional Holdings Common Shares equal to 10% of the shares issued to the Heidmar Shareholders on the Closing.

MGO expects that the holders of MGO Common Stock and the Heidmar Shareholders will hold 5.66% and 94.34% (inclusive of shares to be distributed to advisors), respectively, of the Holdings Common Shares after the Closing, which is expected to occur late in the fourth quarter of 2024.

NOTE 1 - ORGANIZATION AND OPERATIONS

Nature of Business

Founded in October 2018 and headquartered in Florida with remote employees and specialty contractors in London, New York and Latin America, MGO Global Inc. (“MGO,” “MGO Global,” the “Company,” “we,” “our” and “us”) has built a brand acceleration platform with a focus on the acquisition, optimization and monetization of consumer brands across multiple categories. Our mission is to provide customers with unmatched variety, quality and shopping experience, while adding considerable value for MGO’s shareholders.

Our accomplished leadership team encompasses decades of experience in building successful global lifestyle brands, including fashion design, marketing, technology, corporate finance and branding. We strive to continually push innovation and evolution of the consumer product cycle without compromising quality and design integrity. Through our end-to-end, scalable brand-building platform, backed by robust consumer behavioral data, we are engaged in nurturing digitally native brands that will thrive in the modern Direct to Consumer (“DTC”) economy.

We operate our business through three subsidiaries: MGOTeam1, LLC (“MGOTeam1”); Americana Liberty, LLC and MGO Digital LLC.

On July 18, 2024, the Company effected a reverse stock split of the Company’s common stock at a ratio of 1-for-10.

The Messi Store/MGOTeam 1 LLC

MGOTeam1 designs, manufactures, licenses, distributes, advertises and sells a range of products under the soccer legend Lionel (‘Leo”) Messi brand, Messi Brand. The Messi Brand is a premium lifestyle brand with a sporty edge and sells their products under their website www.themessistore.com.

On October 29, 2018, the Company entered into a Trademark License Agreement with Leo Messi Management SL (“LMM”). LMM granted the Company a worldwide non-exclusive license in order to use Leo Messi’s trademarks with the purpose of developing, manufacturing, trading and promoting The Messi Brand products.

On November 20, 2021, the Company entered into a new Trademark License Agreement with LMM to have the worldwide license to use Leo Messi’s trademarks for the purpose of developing, manufacturing, marketing, and promoting his products. The Company is to pay LMM a minimum guaranteed amount on account of royalties amounting to Four Million Euros (4,000,000 €) over the four-year agreement, net of taxes with the last payment due on November 15, 2024.

On March 21, 2024, MGO assigned the Messi License to Centric Brands, which paid the Company $2,000,000 in cash and assumed the obligation to pay the minimum guaranteed amount due to LMM in 2024. The Company accounted for The Messi Store segment as discontinued operations. See Notes 2, 13 and 14.

Stand Flagpoles/Americana Liberty, LLC

On March 13, 2023, we obtained a royalty-free, worldwide and exclusive license (the “License”) to the use of certain assets of Stand Co., LLC (“Stand”) for all purposes in exchange for payment of $1.00 by the Company. The license is in perpetuity. Licensed assets include all rights to all stock keeping units (“SKU”) of Stand sold under the names: “Roosevelt Premium 25 foot Telescoping Flag Pole Kit,” “20 Foot Telescoping Flag Pole Kit” and “LED Solar Flag Pole Light;” any intellectual property and other intangible property related to SKUs, including but not limited to all rights to a brand name “Stand Flagpoles,” domain and website www.standflagpoles.com, the Meta pages associated with “Stand Flagpoles” brand name (in Facebook and Instagram); all manufacturer, distributor and customer contracts and relationships for SKUs; marketing materials; any commercialization rights; domain and administrative access to Stand’s Shopify account, Facebook Assets & Accounts; all historical digital and non-digital assets; and customer database since inception.

In support of our new flagpole business, we formed a wholly owned subsidiary, Americana Liberty, LLC (“Americana Liberty”), on March 13, 2023, which was created to advertise and sell the licensed line of Stand Flagpoles and other related products, along with an expanding line of patriotic-themed products to be developed and marketed to consumers under our new Americana Liberty brand.

In addition, on May 11, 2023, we executed a 12-month consulting agreement with Jason Harward, the owner of Stand Co. and nephew of our former Chief Marketing Officer of the Company. The consultant shall furnish the Company with business continuity and consulting services, substantially similar to the following: providing general advice and counsel regarding establishment of systems and processes for direct-to-consumer (“DTC”) and ecommerce sales and operations; provide subject matter and product-level expertise in the area of flag-poles, flags, and related products; provide consultation regarding product sourcing and distribution; and assist with the establishment, operation, optimization, and maintenance of DTC and ecommerce platforms on behalf of the Company. Consultant will be compensated for services through a combination of cash or immediately available funds and restricted stock units or shares of the Company’s stock as follows: (1) cash in the amount of $150,000, paid on September 30, 2023; (2) cash in the amount of $200,000, paid on January 10, 2024, upon satisfactory performance of the consultant’s obligations under the agreement; (3) 15,000 restricted stock units of the Company issuable on May 11, 2023 and subject to vesting in equal quarterly installments throughout the term of the agreement commencing on January 31, 2024. $109,679 was recorded as stock-based compensation for the fair value of the restricted stock units awarded as of December 31, 2023.

MGO Digital LLC

In November 2022, we formed MGO Digital LLC to leverage data analytics, advanced technology-enabled marketing and our leadership team’s industry relationships and expertise to identify, incubate and test market new proprietary brands and brand concepts.